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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                         c/o Investors Management Group
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

     Vera Lichtenberger, Esq.                  JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST           DONALD F. BURT, ESQ.
   1415 28th STREET, SUITE 200      CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
   WEST DES MOINES, IOWA 50266       1900 U.S. BANK BUILDING, 233 S. 13TH STREET
                                             LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:  06/30/2006
DATE OF REPORTING PERIOD: 09/30/2006

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT Direct Government Obligation
Portfolio Holdings
September 30, 2006

 Qty or Principal            Security           Rate     Due    Amortized Cost
 -------------------------------------------------------------------------------

Govt & Agency Securities
US Treasury Bills
           500,000 U.S. Treasury Bill          0.000%  11/16/06         496,949
           250,000 U.S. Treasury Bill          0.000%  01/18/07         246,276
           250,000 U.S. Treasury Bill          0.000%  02/15/07         245,264

US Treasury Securities
         1,000,000 U.S. Treasury Note          2.500%  09/30/06       1,000,000
         1,500,000 U.S. Treasury Note          6.500%  10/15/06       1,500,785
           500,000 U.S. Treasury Note          2.625%  11/15/06         498,571
           500,000 U.S. Treasury Note          3.000%  12/31/06         497,541
           250,000 U.S. Treasury Note          6.250%  02/15/07         250,998
           900,000 U.S. Treasury Note          2.250%  02/15/07         890,244
           300,000 U.S. Treasury Note          3.750%  03/31/07         297,956
           300,000 U.S. Treasury Note          3.625%  04/30/07         297,549
           300,000 U.S. Treasury Note          3.250%  08/15/07         295,580
                   U.S. Treas Securities                              5,529,224
                                                                      ---------
                   TOTAL GOVT & AGENCY SEC                            6,517,713
                                                                      ---------

Repurchase Agreement
         8,239,000 IPAIT DGO LEHMAN            5.000%  10/02/06       8,239,000


         8,000,000 IPAIT DGO BARCLAYS          4.900%  10/02/06       8,000,000
                   4.9% due 10/ 2/06

        16,239,000 Repurchase Agreement                              16,239,000
                   TOTAL REPURCHASE AGREEMENT                        16,239,000
                                                                     ----------
                   TOTAL PORTFOLIO                                   22,756,713
                                                                     ==========

IPAIT Diversified
Portfolio Holdings
September 30, 2006



 Qty or Principal              Security           Rate     Due   Amortized Cost
--------------------------------------------------------------------------------
   1,000,000.00 Federal Farem Credit Bank        4.200%  08/28/07    991,341.38

FHLB
   2,000,000.00 Federal Home Loan Bank           4.010%  10/27/06  1,997,872.90
   1,000,000.00 Federal Home Loan Bank           3.240%  11/22/06    997,325.97
     700,000.00 Federal Home Loan Bank           2.020%  12/29/06    694,643.06
   1,210,000.00 Federal Home Loan Bank           3.180%  12/29/06  1,204,156.65
     500,000.00 Federal Home Loan Bank           4.300%  01/18/07    498,546.11
   3,000,000.00 Federal Home Loan Bank           2.615%  02/07/07  2,973,738.72
   4,000,000.00 Federal Home Loan Bank           4.875%  02/15/07  3,989,969.80
   3,500,000.00 Federal Home Loan Bank           4.250%  04/16/07  3,480,586.00
  15,910,000.00 Federal Home Loan Bank                            15,836,839.21

FHLMC
   5,440,000.00 Federal Home Loan Mortgage Corp. 2.750%  10/15/06  5,435,311.55
   4,000,000.00 Federal Home Loan Mortgage Corp. 3.750%  11/15/06  3,992,856.60
   2,200,000.00 Federal Home Loan Mortgage Corp. 2.875%  12/15/06  2,188,349.70
   1,347,000.00 Federal Home Loan Mortgage Corp. 2.250%  12/18/06  1,338,748.98
   3,000,000.00 Federal Home Loan Mortgage Corp. 4.875%  03/15/07  2,990,858.20
   2,500,000.00 Federal Home Loan Mortgage Corp. 4.125%  04/02/07  2,484,695.20
   3,000,000.00 Federal Home Loan Mortgage Corp. 5.250%  04/27/07  2,999,914.37
   3,000,000.00 Federal Home Loan Mortgage Corp. 5.000%  09/07/07  2,996,271.86
  24,487,000.00 Federal Home Loan Mortgage Corp.                  24,427,006.46

FNMA
   1,000,000.00 Federal National Mortgage Assoc. 4.375%  10/15/06    999,549.00
   2,200,000.00 Federal National Mortgage Assoc. 2.625%  11/15/06  2,192,157.24
   2,150,000.00 Federal National Mortgage Assoc. 2.625%  01/19/07  2,134,174.95
   2,500,000.00 Federal National Mortgage Assoc. 3.625%  03/15/07  2,480,763.60
   7,850,000.00 Federal National Mortgage Assoc.                   7,806,644.79
                                                                  -------------
                TOTAL GOVT & AGENCY SEC                           49,061,831.84
                                                                  -------------

Repurchase Agreement
  65,000,000.00 IPAIT JP MORGAN REPO             5.25%   10/ 2/06 65,000,000.00
  66,000,000.00 IPAIT BARCLAYS REPO              5.28%   10/ 2/06 66,000,000.00
  60,544,000.00 IPAIT SNW REPO                   5.26%   10/ 2/06 60,544,000.00
                                                                 --------------
                   TOTAL REPURCHASE AGREEMENT                    191,544,000.00
                                                                 --------------

Short-Term Invest
Cert of Deposit
     250,000.00 Citizens Bk-Sac City             4.610%  10/02/06    250,000.00
   1,000,000.00 Premier Bank-Dubuque             5.320%  10/18/06  1,000,000.00
   1,000,000.00 Ft Madison Bank & Tr             5.600%  10/23/06  1,000,000.00
     300,000.00 Farmers St-Hawarden              5.600%  10/24/06    300,000.00
     500,000.00 Farmers St-Hawarden              5.490%  11/28/06    500,000.00
     500,000.00 First American-Ames              5.290%  12/08/06    500,000.00
     200,000.00 Farmers St-Hawarden              5.500%  12/18/06    200,000.00
   2,000,000.00 Community St-Ankeny              4.870%  12/29/06  2,000,000.00
     900,000.00 First St-Ida Grove               5.570%  02/20/07    900,000.00
   1,000,000.00 Union St-Winterset               5.570%  02/21/07  1,000,000.00
   1,000,000.00 Community St-Ankeny              5.520%  03/26/07  1,000,000.00
   3,000,000.00 Freedom Bank-Elkader             5.780%  07/05/07  3,000,000.00
     800,000.00 Exchange Bank-Collin             5.810%  07/06/07    800,000.00
   1,000,000.00 St Ansgar State Bank             5.550%  09/07/07  1,000,000.00
   1,500,000.00 Union St-Winterset               5.550%  09/07/07  1,500,000.00
                Total Certificate of Deposit                      14,950,000.00
                TOTAL SHORT-TERM INVEST                           14,950,000.00
                                                                 --------------
                TOTAL PORTFOLIO                                  255,555,831.84
                                                                 ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 28, 2006, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.




SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
--------------------------------

Tom Hanafan, Chair and Trustee


Date: November 28, 2006


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
------------------------------

Jeff Lorenzen, Chief Executive Officer, November 28, 2006


/s/ Amy Mitchell
-----------------------------

Amy Mitchell, Chief Financial Officer, November 28, 2006